INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS
The Company’s long-term investments are consisted of the follows (RMB in millions):

	2023	2024

Debt investments	17,625	11,394
Equity investments	31,717	35,800

	49,342	47,194

Debt investments
Held to maturity debt securities
Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB15.5 billion and RMB10.5 billion as of December 31, 2023 and 2024 respectively. As of December 31, 2023 and 2024, the weighted average maturities periods are 1.6 years and 2.8 years, respectively.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2023	2024

Cost	4,030	1,597
Gross Unrealized Gains, including foreign exchange adjustment	143	163
Gross Unrealized Losses, including foreign exchange adjustment	(2,078)	(819)

Fair Value	2,095	941

For the years ended December 31, 2022, 2023 and 2024, the unrealized securities holding gains/(loss), net of tax expense/(benefit) of RMB
32 million, RMB(162) million and RMB(2) million, respectively, was reported in other comprehensive income.
The Company’s
available-for-sale
debt investments mainly include the redeemable preferred shares investments. At December 31, 2024, the Company did not have the intent or a requirement to sell its available-for-sale
debt investments. The Company assesses the unrealized losses of the investments and determines whether the decline in fair value is related to credit or non-credit
factors. For the years ended December 31, 2022, 2023 and 2024, the Company recognized credit related impairments for the available-for-sale
debt investment of RMB906 million, RMB115 million and RMB92 million.
As of December 31, 2023 and 2024, the fair value of certain
available-for-sale
debt investments were below their amortized costs. For the year ended December 31, 2023 and 2024, considering the prolonged business performance of these available-for-sale
debt investments, the quality of the investments’ credit and other adverse conditions specifically related to the investments, the Company, with the assistance from an independent appraiser, performed a quantitative assessment and recognized the credit impairment related to these available-for-sale
debt investments with aggregated amounts of RMB115 million and RMB92 million (Note 2). Upon recognition of the credit impairment, RMB108 million and RMB69 million (net of tax of RMB7 million and RMB23 million) that was previously recorded in accumulated other comprehensive income was reclassified into other income/(expense). For the years ended December 31, 2023 and 2024, the Company also evaluated the fair value change associated with the non-credit
losses of the redeemable preferred shares investment in these available-for-sale
debt investments was amounted to RMB325 million and RMB27
 million, respectively, which was reported in other comprehensive income. The Company reviewed other available information and at December 31, 2024, concludes the amortized cost basis of the investment is able to be recovered.
Equity investments
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2023	2024

Cost	5,486	5,583
Gross Unrealized Gains, including foreign exchange adjustment	5,706	7,240
Gross Unrealized Losses, including foreign exchange adjustment	(1,202)	(1,401)

Fair Value	9,990	11,422

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other income/(expense).

Equity securities without readily determinable fair values
Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance
common stock, are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of equity securities without readily determinable fair values was RMB375 million and RMB369 million as of December 31, 2023 and 2024 respectively. For the years ended December 31, 2022, 2023 and 2024, there was no observable price changes for these investments. None of the investments individually is considered as material to the Company’s financial position.
For the years ended December 31, 2022, 2023 and 2024, the Company disposed of certain equity securities without readily determinable fair values for total consideration of nil, RMB13 million and RMB7 million, respectively, which resulted in a gain of nil, RMB8 million and RMB3 million as reported in other income/(expense), respectively.
For the years ended December 31, 2022, 2023 and 2024, the Company made investments in equity investments without readily determinable fair values in the amounts of RMB10 million, RMB8 million and RMB15 million, respectively.
Equity method investments
In December 2016, in connection with a share exchange transaction with BTG Hotels Company (“BTG”) and Homeinns Hotel Company (“Homeinns”), the Company exchanged its previously held equity interest in Homeinns for a
22
% equity interest of BTG. The Company has historically applied the equity method to account for the investment in BTG on a one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. In 2022 and 2023, the Company consummated the transactions to sell approximately
4
 million and
1

million BTG’s shares in open market for a total consideration of RMB
101
 million and RMB
19
 million, respectively. The Company recorded a gain of RMB
20
 million
 and
RMB
3
 million
in 2022 and 202
3
, respectively, reported in “Other income/ (expense)” (Note 2). After the above transactions, the Company held approximately
12
%
equity interest in BTG and is still able to exercise significant influence over BTG (primarily due to the Company’s ability to appoint one member to BTG’s Board of Directors), and continuously recorded this investment as an equity method investment. In 2024, the market value of BTG had remained below the carrying value of the investment for a prolonged period of time, management considered that there is an other-than-temporary impairment and wrote down its investment on BTG by an amount of
 RMB605
million, with an impairment loss of RMB
514
million (net of tax effect of RMB
91
million) recorded in equity in income/(loss) of affiliates. As of December 31, 2023 and 2024, the carrying value of its investment in BTG were RMB
2.5 billion and RMB2.0 billion respectively.
After a series of transactions from 2015 to 2018, the Company owned 27% equity interest in Tongcheng Travel. The Company applies the equity method to account for the investment in Tongcheng Travel on one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. As of December 31, 2023 and 2024, the carrying value of its equity investment was RMB6.4 billion and RMB6.8 billion respectively, the change of which primarily relates to the equity income recognized.
After a series of transactions in 2019, the Company held approximately
49%
equity interest in MakeMyTrip. The Company applies the equity method to account for the investment in MakeMyTrip on one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. As of December 31, 2023, and 2024, the carrying value of its investment was
 RMB6.2 billion and RMB7.1 billion.
As of December 31, 2024, equity method investments that are publicly traded with an aggregate carrying amount of RMB16.0 billion have increased in value and the total market value of these investments amounted to RMB53.1 billion.
The Company made some investments in several third party investment funds and accounted for the investments under the equity method. As of December 31, 2023, and 2024, the carrying value of these investments were RMB3.6 billion and RMB5.3 billion respectively.
As of December 31, 2023, and 2024, the carrying value of the remaining equity method investments were RMB2.6 billion and RMB2.7 billion, respectively.
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2022	2023	2024

	equity investments	equity investments	equity investments
Operating data:
Revenue	23,159	30,885	41,540
Gross profit	10,911	17,698	22,297
Income/(loss) from operations	(1,377)	2,557	4,149
Net income/(loss)	(3,129)	888	5,575
Net (loss)/income attributable to equity method investments	(788)	983	3,329
Equity dilution impact	202	89	51
Impairment, net of tax	—	—	(552)
Equity in (loss)/income of affiliates	(586)	1,072	2,828

	2022	2023	2024

	equity investments	equity investments	equity investments
Balance sheet data:
Current assets	48,132	67,149	82,554
Long-term assets	54,308	55,097	58,598
Current liabilities	35,589	54,235	63,397
Long-term liabilities	21,862	19,721	23,413
Non-controlling interests	217	238	1,117
For the years ended December 31, 2022, 2023 and 2024, the total cash paid for equity method investments was RMB502 million, RMB543 million and RMB53 million, respectively.
Impairments
The Company performs an impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions, as well as the operating performance of the investees. For the years ended December 31, 2022, 2023 and 2024, impairment charges in connection with the available-for-sale
debt investment of RMB
906 million, RMB115 million and RMB92 million were recorded. Impairment charges in connection with the equity securities without readily determinable fair value of RMB40 million, nil and RMB30 million were recorded. Impairment charges in connection with the equity method investments, net of tax, of
RMB3 million, nil and RMB552
 million were recorded.